Athene Variable Annuity Account A
Financial Statements
As of and for the year ended December 31, 2021

Athene Variable Annuity Account A
Index to Financial Statements
As of and for the year ended December 31, 2021

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Athene Annuity & Life Assurance Company and the Contract Owners of Athene Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Athene Variable Annuity Account A indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap Growth, which only includes a statement of changes in net assets for the period January 1, 2020 to April 30, 2020 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Athene Variable Annuity Account A (other than Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap Growth Fund) as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Investment Portfolios Stock Index Fund (1)	Fidelity Variable Insurance Products Overseas Portfolio (1)	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II (1)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio (1)	Fidelity Variable Insurance Products Growth Portfolio (1)	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II (1)
Invesco Variable Investment Funds High Yield Fund (1)	Fidelity Variable Insurance Products Contrafund Portfolio (1)	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio (1)
Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap Growth Fund (2)	Fidelity Variable Insurance Products Mid-Cap Portfolio (1)	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (1)
Invesco Variable Investment Funds Core Equity Fund (1)	Fidelity Variable Insurance Products Investment Grade Bond Portfolio (1)	Vanguard Variable Insurance Funds Real Estate Index Portfolio (1)
Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio (1)	Fidelity Variable Insurance Products Government Money Market Fund (1)	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (1)
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund (1)	Janus Henderson Portfolio Overseas Portfolio (1)	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio (1)
American Century Variable Portfolios, Inc. VP Value Fund (1)	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio (1)	Vanguard Variable Insurance Funds Capital Growth Portfolio (1)
The Alger Funds Large Cap Growth Portfolio (1)	Lord Abbett Series Fund, Inc. Growth & Income Portfolio (1)

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines Iowa 50309
T: (515) 246 3800, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Athene Annuity & Life Assurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Athene Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Athene Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 28, 2022

We have served as the auditor of one or more of the subaccounts of Athene Variable Annuity Account A since 2011.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2021

					Lazard
	BNY Mellon		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$200,408	$2,799	$25,210	$294,038	$305,455
Total Assets	$200,408	$2,799	$25,210	$294,038	$305,455

Net assets in the accumulation period	$200,408	$2,799	$25,210	$294,038	$305,455
Net assets	$200,408	$2,799	$25,210	$294,038	$305,455

Accumulation unit value low	$34.047	$38.136	$20.269	$29.343	$29.774
Accumulation unit value high	$42.693	$39.760	$22.531	$32.153	$55.159

Accumulation units outstanding	4,735	70	1,181	9,705	5,569

Shares of mutual funds owned	2,576	119	4,820	7,781	15,689

Investments, at cost	$109,595	$1,956	$25,715	$242,881	$244,334
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2021

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$40,664	$388,985	$28,620	$330,439	$407,884
Total Assets	$40,664	$388,985	$28,620	$330,439	$407,884

Net assets in the accumulation period	$40,664	$388,985	$28,620	$330,439	$407,884
Net assets	$40,664	$388,985	$28,620	$330,439	$407,884

Accumulation unit value low	$28.201	$28.670	$34.028	$39.057	$46.427
Accumulation unit value high	$34.300	$47.277	$50.713	$41.169	$75.897

Accumulation units outstanding	1,224	8,430	805	8,104	8,415

Shares of mutual funds owned	3,793	28,455	353	14,898	4,324

Investments, at cost	$34,264	$270,972	$23,596	$321,351	$346,848
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2021

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$370,412	$51,124	$417,870	$72,678	$239,893	$438,700
Total Assets	$370,412	$51,124	$417,870	$72,678	$239,893	$438,700

Net assets in the accumulation period	$370,412	$51,124	$417,870	$72,678	$239,893	$438,700
Net assets	$370,412	$51,124	$417,870	$72,678	$239,893	$438,700

Accumulation unit value low	$18.563	$34.333	$47.662	$38.918	$14.519	$8.855
Accumulation unit value high	$24.569	$53.537	$51.807	$40.777	$16.355	$10.001

Accumulation units outstanding	19,096	1,343	8,066	1,807	14,687	44,037

Shares of mutual funds owned	12,799	514	7,958	1,765	17,970	438,700

Investments, at cost	$267,717	$33,645	$307,243	$63,066	$235,416	$438,700
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2021

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$23,144	$7,979	$270,847	$4,969
Total Assets	$23,144	$7,979	$270,847	$4,969

Net assets in the accumulation period	$23,144	$7,979	$270,847	$4,969
Net assets	$23,144	$7,979	$270,847	$4,969

Accumulation unit value low	$28.660	$20.949	$24.990	$23.513
Accumulation unit value high	$45.898	$21.842	$27.119	$24.515

Accumulation units outstanding	635	377	10,009	206

Shares of mutual funds owned	539	649	6,764	177

Investments, at cost	$16,610	$7,746	$214,873	$3,986
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2021

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$376,140	$7,060	$5,972	$61,390
Total Assets	$376,140	$7,060	$5,972	$61,390

Net assets in the accumulation period	$376,140	$7,060	$5,972	$61,390
Net assets	$376,140	$7,060	$5,972	$61,390

Accumulation unit value low	$56.929	$25.525	$84.476	$25.674
Accumulation unit value high	$59.589	$26.612	$88.074	$27.450

Accumulation units outstanding	6,390	268	68	2,245

Shares of mutual funds owned	7,081	236	98	2,713

Investments, at cost	$206,470	$5,878	$3,035	$53,148
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2021

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$8,458	$7,402	$2,027	$16,333	$4
Total Assets	$8,458	$7,402	$2,027	$16,333	$4

Net assets in the accumulation period	$8,458	$7,402	$2,027	$16,333	$4
Net assets	$8,458	$7,402	$2,027	$16,333	$4

Accumulation unit value low	$40.536	$30.026	$13.161	$40.118	$52.714
Accumulation unit value high	$42.263	$31.305	$13.722	$41.827	$54.959

Accumulation units outstanding	200	240	154	395	—

Shares of mutual funds owned	287	447	166	287	—

Investments, at cost	$5,482	$5,317	$1,989	$9,325	$2
(Concluded)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2021

					Lazard
	BNY Mellon Investments		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Income
Dividends	$2,180	$18	$1,190	$1,803	$153
Expenses
Mortality and expense and administration charges	2,444	50	415	3,377	3,632
Net investment income (loss)	(264)	(32)	775	(1,574)	(3,479)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	19,588	445	(82)	1,182	3,328
Capital gain distributions	8,759	37	—	6,176	317
Net realized gain (loss) on investments	28,347	482	(82)	7,358	3,645

Net change in unrealized appreciation
(depreciation) on investments	17,652	245	(34)	55,704	47,624
Net increase (decrease) in net assets
resulting from operations	$45,735	$695	$659	$61,488	$47,790
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2021

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Income
Dividends	$424	$6,483	$—	$—	$—
Expenses
Mortality and expense and administration charges	610	4,723	345	4,058	4,874
Net investment income (loss)	(186)	1,760	(345)	(4,058)	(4,874)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	1,497	14,261	165	26,080	18,089
Capital gain distributions	5,866	—	6,391	111,090	84,491
Net realized gain (loss) on investments	7,363	14,261	6,556	137,170	102,580

Net change in unrealized appreciation
(depreciation) on investments	585	58,660	(3,494)	(122,102)	(34,272)
Net increase (decrease) in net assets
resulting from operations	$7,762	$74,681	$2,717	$11,010	$63,434
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2021

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$1,147	$—	$102	$418	$4,863	$44
Expenses
Mortality and expense and administration charges	4,345	686	4,697	896	2,927	5,617
Net investment income (loss)	(3,198)	(686)	(4,595)	(478)	1,936	(5,573)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	8,407	6,488	7,811	3,166	804	—
Capital gain distributions	26,422	10,511	48,322	10,913	6,400	—
Net realized gain (loss) on investments	34,829	16,999	56,133	14,079	7,204	—

Net change in unrealized appreciation
(depreciation) on investments	25,489	(6,768)	35,638	1,762	(13,367)	—
Net increase (decrease) in net assets
resulting from operations	$57,120	$9,545	$87,176	$15,363	$(4,227)	$(5,573)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2021

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$259	$242	$2,639	$27
Expenses
Mortality and expense and administration charges	358	164	3,207	89
Net investment income (loss)	(99)	78	(568)	(62)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	748	82	14,891	186
Capital gain distributions	—	128	27,066	440
Net realized gain (loss) on investments	748	210	41,957	626

Net change in unrealized appreciation
(depreciation) on investments	1,953	(169)	19,805	590
Net increase (decrease) in net assets
resulting from operations	$2,602	$119	$61,194	$1,154
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2021

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Income
Dividends	$—	$92	$—	$589
Expenses
Mortality and expense and administration charges	4,532	119	97	789
Net investment income (loss)	(4,532)	(27)	(97)	(200)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	5,627	23	81	295
Capital gain distributions	40,088	494	379	5,665
Net realized gain (loss) on investments	45,715	517	460	5,960

Net change in unrealized appreciation
(depreciation) on investments	11,115	765	227	(892)
Net increase (decrease) in net assets
resulting from operations	$52,298	$1,255	$590	$4,868
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2021

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$85	$143	$47	$193	$—
Expenses
Mortality and expense and administration charges	152	139	48	321	—
Net investment income (loss)	(67)	4	(1)	(128)	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	76	67	16	667	1
Capital gain distributions	510	190	19	827	—
Net realized gain (loss) on investments	586	257	35	1,494	1

Net change in unrealized appreciation
(depreciation) on investments	1,006	1,884	(122)	1,826	—
Net increase (decrease) in net assets
resulting from operations	$1,525	$2,145	$(88)	$3,192	$1
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

						Lazard
	BNY Mellon		Invesco Variable			Retirement
	Investment Portfolios		Investment Funds			Series, Inc.
				Van Kampen		Retirement
		Small Cap		V.I. Mid-Cap		U.S. Small
	Stock	Stock Index	High Yield	Growth	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund[1]	Fund	Portfolio

Net assets at December 31, 2019	$142,117	$4,842	$24,371	$4,808	$256,627	$242,683
Changes from 2020 operations
Net investment income (loss)	487	(26)	988	(20)	377	(2,366)
Net realized gain (loss) on investments	11,391	626	(323)	1,053	63,358	12,422
Net change in unrealized appreciation
(depreciation) on investments	11,100	(321)	(494)	(1,205)	(32,358)	9,516
Net increase (decrease) in net
assets resulting from operations	22,978	279	171	(172)	31,377	19,572
Contract transactions
Surrenders and death benefits	839	(1,276)	(950)	—	(2,607)	(3,752)
Contract maintenance charges	(51)	(7)	(21)	(8)	(53)	(44)
Other transfers between sub-accounts,
including fixed interest account	8,706	—	736	(4,628)	(47,007)	1,346
Net increase (decrease) in net assets
resulting from contract transactions	9,494	(1,283)	(235)	(4,636)	(49,667)	(2,450)
Total increase (decrease) in net assets	32,472	(1,004)	(64)	(4,808)	(18,290)	17,122
Net assets at December 31, 2020	$174,589	$3,838	$24,307	$—	$238,337	$259,805
Changes from 2021 operations
Net investment income (loss)	(264)	(32)	775	—	(1,574)	(3,479)
Net realized gain (loss) on investments	28,347	482	(82)	—	7,358	3,645
Net change in unrealized appreciation (depreciation) on investments	17,652	245	(34)	—	55,704	47,624
Net increase (decrease) in net
assets resulting from operations	45,735	695	659	—	61,488	47,790
Contract transactions
Surrenders and death benefits	(6,428)	—	(1,495)	—	(740)	(3,806)
Contract maintenance charges	(41)	(2)	(19)	—	(47)	(38)
Other transfers between sub-accounts,
including fixed interest account	(13,447)	(1,732)	1,758	—	(5,000)	1,704
Net increase (decrease) in net assets
resulting from contract transactions	(19,916)	(1,734)	244	—	(5,787)	(2,140)
Total increase (decrease) in net assets	25,819	(1,039)	903	—	55,701	45,650
Net assets at December 31, 2021	$200,408	$2,799	$25,210	$—	$294,038	$305,455
(Continued)
1 The fund was liquidated on April 30, 2020.
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2019	$39,377	$332,780	$15,724	$237,766	$289,155
Changes from 2020 operations
Net investment income (loss)	129	3,223	(208)	(3,260)	(3,777)
Net realized gain (loss) on investments	3,512	14,720	3,377	72,798	71,108
Net change in unrealized appreciation
(depreciation) on investments	(315)	(12,929)	7,043	61,312	33,327
Net increase (decrease) in net
assets resulting from operations	3,326	5,014	10,212	130,850	100,658
Contract transactions
Surrenders and death benefits	(4,179)	(2,545)	—	—	259
Contract maintenance charges	(50)	(44)	(12)	(26)	(40)
Other transfers between sub-accounts,
including fixed interest account	(441)	(5,717)	(4)	(58,864)	(37,046)
Net increase (decrease) in net assets
resulting from contract transactions	(4,670)	(8,306)	(16)	(58,890)	(36,827)
Total increase (decrease) in net assets	(1,344)	(3,292)	10,196	71,960	63,831
Net assets at December 31, 2020	$38,033	$329,488	$25,920	$309,726	$352,986
Changes from 2021 operations
Net investment income (loss)	(186)	1,760	(345)	(4,058)	(4,874)
Net realized gain (loss) on investments	7,363	14,261	6,556	137,170	102,580
Net change in unrealized appreciation (depreciation) on investments	585	58,660	(3,494)	(122,102)	(34,272)
Net increase (decrease) in net
assets resulting from operations	7,762	74,681	2,717	11,010	63,434
Contract transactions
Surrenders and death benefits	(4,529)	(8,621)	(6,441)	(7,609)	(8,387)
Contract maintenance charges	(53)	(34)	(10)	(17)	(32)
Other transfers between sub-accounts,
including fixed interest account	(549)	(6,529)	6,434	17,329	(117)
Net increase (decrease) in net assets
resulting from contract transactions	(5,131)	(15,184)	(17)	9,703	(8,536)
Total increase (decrease) in net assets	2,631	59,497	2,700	20,713	54,898
Net assets at December 31, 2021	$40,664	$388,985	$28,620	$330,439	$407,884
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2019	$232,567	$37,317	$210,129	$71,026	$187,730	$172,590
Changes from 2020 operations
Net investment income (loss)	(2,435)	(552)	(2,578)	(463)	2,135	(2,010)
Net realized gain (loss) on investments	4,171	6,588	10,645	2,055	850	—
Net change in unrealized appreciation
(depreciation) on investments	35,752	8,504	46,175	6,810	12,114	—
Net increase (decrease) in net
assets resulting from operations	37,488	14,540	54,242	8,402	15,099	(2,010)
Contract transactions
Surrenders and death benefits	(570)	(2,446)	(10,354)	(27,445)	(656)	(378)
Contract maintenance charges	(34)	(57)	(30)	(25)	(54)	(125)
Other transfers between sub-accounts,
including fixed interest account	57,734	(1,230)	79,915	15,844	18,051	270,292
Net increase (decrease) in net assets
resulting from contract transactions	57,130	(3,733)	69,531	(11,626)	17,341	269,789
Total increase (decrease) in net assets	94,618	10,807	123,773	(3,224)	32,440	267,779
Net assets at December 31, 2020	$327,185	$48,124	$333,902	$67,802	$220,170	$440,369
Changes from 2021 operations
Net investment income (loss)	(3,198)	(686)	(4,595)	(478)	1,936	(5,573)
Net realized gain (loss) on investments	34,829	16,999	56,133	14,079	7,204	—
Net change in unrealized appreciation (depreciation) on investments	25,489	(6,768)	35,638	1,762	(13,367)	—
Net increase (decrease) in net
assets resulting from operations	57,120	9,545	87,176	15,363	(4,227)	(5,573)
Contract transactions
Surrenders and death benefits	(9,690)	(12,401)	(4,337)	(10,198)	(11,440)	(9,266)
Contract maintenance charges	(26)	(62)	(20)	(22)	(32)	(117)
Other transfers between sub-accounts,
including fixed interest account	(4,177)	5,918	1,149	(267)	35,422	13,287
Net increase (decrease) in net assets
resulting from contract transactions	(13,893)	(6,545)	(3,208)	(10,487)	23,950	3,904
Total increase (decrease) in net assets	43,227	3,000	83,968	4,876	19,723	(1,669)
Net assets at December 31, 2021	$370,412	$51,124	$417,870	$72,678	$239,893	$438,700
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2019	$25,442	$9,153	$224,082	$4,797
Changes from 2020 operations
Net investment income (loss)	(74)	151	1,001	(30)
Net realized gain (loss) on investments	(1,145)	(258)	7,645	89
Net change in unrealized appreciation
(depreciation) on investments	3,256	323	(1,015)	(25)
Net increase (decrease) in net
assets resulting from operations	2,037	216	7,631	34
Contract transactions
Surrenders and death benefits	(4,225)	(1,003)	(20,297)	(261)
Contract maintenance charges	(45)	(12)	(49)	(7)
Other transfers between sub-accounts,
including fixed interest account	(263)	127	27,564	194
Net increase (decrease) in net assets
resulting from contract transactions	(4,533)	(888)	7,218	(74)
Total increase (decrease) in net assets	(2,496)	(672)	14,849	(40)
Net assets at December 31, 2020	$22,946	$8,481	$238,931	$4,757
Changes from 2021 operations
Net investment income (loss)	(99)	78	(568)	(62)
Net realized gain (loss) on investments	748	210	41,957	626
Net change in unrealized appreciation (depreciation) on investments	1,953	(169)	19,805	590
Net increase (decrease) in net
assets resulting from operations	2,602	119	61,194	1,154
Contract transactions
Surrenders and death benefits	(1,051)	(1,495)	(7,965)	(518)
Contract maintenance charges	(43)	(9)	(42)	(8)
Other transfers between sub-accounts,
including fixed interest account	(1,310)	883	(21,271)	(416)
Net increase (decrease) in net assets
resulting from contract transactions	(2,404)	(621)	(29,278)	(942)
Total increase (decrease) in net assets	198	(502)	31,916	212
Net assets at December 31, 2021	$23,144	$7,979	$270,847	$4,969
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Net assets at December 31, 2019	$292,354	$4,469	$21,940	$53,228
Changes from 2020 operations
Net investment income (loss)	(4,133)	14	(197)	20
Net realized gain (loss) on investments	60,851	110	11,291	1,729
Net change in unrealized appreciation
(depreciation) on investments	37,015	(161)	(9,486)	3,928
Net increase (decrease) in net
assets resulting from operations	93,733	(37)	1,608	5,677
Contract transactions
Surrenders and death benefits	(1,705)	—	(18,136)	960
Contract maintenance charges	(47)	(6)	(17)	(33)
Other transfers between sub-accounts,
including fixed interest account	(59,289)	—	(2)	(3,392)
Net increase (decrease) in net assets
resulting from contract transactions	(61,041)	(6)	(18,155)	(2,465)
Total increase (decrease) in net assets	32,692	(43)	(16,547)	3,212
Net assets at December 31, 2020	$325,046	$4,426	$5,393	$56,440
Changes from 2021 operations
Net investment income (loss)	(4,532)	(27)	(97)	(200)
Net realized gain (loss) on investments	45,715	517	460	5,960
Net change in unrealized appreciation (depreciation) on investments	11,115	765	227	(892)
Net increase (decrease) in net
assets resulting from operations	52,298	1,255	590	4,868
Contract transactions
Surrenders and death benefits	(2,135)	(2,106)	—	—
Contract maintenance charges	(51)	(16)	(7)	(31)
Other transfers between sub-accounts,
including fixed interest account	982	3,501	(4)	113
Net increase (decrease) in net assets
resulting from contract transactions	(1,204)	1,379	(11)	82
Total increase (decrease) in net assets	51,094	2,634	579	4,950
Net assets at December 31, 2021	$376,140	$7,060	$5,972	$61,390
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2019	$6,035	$6,447	$2,416	$13,582	$12,296
Changes from 2020 operations
Net investment income (loss)	(26)	26	9	(57)	86
Net realized gain (loss) on investments	358	(25)	46	857	5,286
Net change in unrealized appreciation
(depreciation) on investments	616	(477)	51	1,286	(6,595)
Net increase (decrease) in net
assets resulting from operations	948	(476)	106	2,086	(1,223)
Contract transactions
Surrenders and death benefits	—	(288)	(381)	(575)	(11,063)
Contract maintenance charges	(24)	(9)	(2)	(24)	(7)
Other transfers between sub-accounts,
including fixed interest account	(1)	274	(39)	(603)	—
Net increase (decrease) in net assets
resulting from contract transactions	(25)	(23)	(422)	(1,202)	(11,070)
Total increase (decrease) in net assets	923	(499)	(316)	884	(12,293)
Net assets at December 31, 2020	$6,958	$5,948	$2,100	$14,466	$3
Changes from 2021 operations
Net investment income (loss)	(67)	4	(1)	(128)	—
Net realized gain (loss) on investments	586	257	35	1,494	1
Net change in unrealized appreciation (depreciation) on investments	1,006	1,884	(122)	1,826	—
Net increase (decrease) in net
assets resulting from operations	1,525	2,145	(88)	3,192	1
Contract transactions
Surrenders and death benefits	—	(526)	(496)	(1,027)	—
Contract maintenance charges	(24)	(8)	(2)	(26)	—
Other transfers between sub-accounts,
including fixed interest account	(1)	(157)	513	(272)	—
Net increase (decrease) in net assets
resulting from contract transactions	(25)	(691)	15	(1,325)	—
Total increase (decrease) in net assets	1,500	1,454	(73)	1,867	1
Net assets at December 31, 2021	$8,458	$7,402	$2,027	$16,333	$4
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021

1.    Organization
Athene Variable Annuity Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting principles accepted in the United States of America. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products: a variable annuity and an annuity with both fixed and variable portions (VA 2+2). Neither of these products are being actively marketed by the Company. The significant features of these products include flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contract holders in the sub-accounts that comprise the Separate Account. The fixed account offers minimum interest rates that are guaranteed by the General Account of the Company. The sub-accounts of the Separate Account (which does not include the allocation to the Fixed Account) invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Van Kampen V.I. Mid-Cap Growth Fund *	Van Kampen V.I. Mid-Cap Growth Fund *
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021

Subaccount	Mutual Fund
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Fund	Government Money Market Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth & Income Portfolio	Growth & Income Portfolio
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Equity Income Portfolio II	Equity Income Portfolio II
Health Science Portfolio II	Health Science Portfolio II
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)

*The fund was liquidated on April 30, 2020.

2.    Summary Of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021
Investment Valuation
Investments in mutual fund shares are carried in the statements of assets and liabilities at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels:
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2021.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.

Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Company charges a fee against the contract holder for mortality and expense risks it assumes equivalent to an annual rate of 1.25% and 1.75% of the average daily value of each contract for variable annuity and VA 2+2 policies, respectively. Both products also offer the option of an

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021
additional death benefit. If this option is selected, the Company charges a total fee equivalent to an annual rate of 1.45% and 2.00% of the average daily value of the contract for variable annuity and VA 2+2 policies, respectively. In addition, the Company receives a fund facilitation fee from the contract holder equivalent to 0.20% of the average daily value of the contract on investments in the Vanguard Variable Insurance Fund. Mortality and Expense and Administration Charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).
Contract Maintenance Charge
The Separate Account deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value. The contract maintenance charge is recognized as a redemption of units and is included in the contract maintenance charges line item of the Statements of Changes in Net Assets.
Other Charges
For variable annuity policies, transfers in excess of twelve during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract holder. For VA 2+2 policies, transfers in excess of 20 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to affect an annuity at the time annuity payments commence. These charges are recognized as a redemption of units and are included in the Statements of Changes in Net Assets line item other transfers between sub-accounts, including fixed interest account.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021
4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2021:

	Cost of	Proceeds
	Purchases	From Sales

BNY Mellon Investment Portfolios
Stock Index Fund	$15,127	$26,548
Small Cap Stock Index Portfolio	54	1,784
Invesco Variable Investment Funds
High Yield Fund	2,952	1,933
Core Equity Fund	8,606	9,791
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	13,791	19,093
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	7,756	7,207
VP Value Fund	14,760	28,185
The Alger Funds
Large Cap Growth Portfolio	6,391	361
Mid Cap Growth Portfolio	152,369	35,634
Capital Appreciation Portfolio	98,227	27,147
Fidelity Variable Insurance Products
Overseas Portfolio	28,284	18,953
Growth Portfolio	12,235	8,955
Contrafund Portfolio	55,743	15,223
Mid-Cap Portfolio	11,475	11,528
Investment Grade Bond Portfolio	46,685	14,398
Government Money Market Portfolio	13,327	14,995
Janus Henderson Portfolio
Overseas Portfolio	855	3,358
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	1,255	1,671
Growth & Income Portfolio	31,283	34,064
Mid Cap Stock Portfolio	472	1,036
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	41,478	7,126
Equity Income Portfolio II	3,820	1,974
Health Sciences Portfolio II	379	107
Moderate Allocation Portfolio	6,440	893
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	596	178
Real Estate Index Portfolio	488	985
Total Bond Market Index Portfolio	578	545
Total Stock Market Index Portfolio	1,020	1,646
Capital Growth Portfolio	—	—

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2021 and 2020 were as follows:

	Years Ended December 31,
	2021	2020
	Units	Units

BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	—	—
Redemptions and transfers to/from	(496)	270
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(52)	(46)
Invesco Variable Investment Funds High Yield Fund
Contract purchases	—	—
Redemptions and transfers to/from	9	(24)
Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap
Growth Fund
Contract purchases	—	—
Redemptions and transfers to/from	—	(187)
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	—	—
Redemptions and transfers to/from	(216)	(2,087)
Lazard Retirement Series, Inc. Retirement U.S. Small Cap
Equity Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(39)	85
American Century Variable Portfolios, Inc. VP Disciplined
Core Value Fund
Contract purchases	—	—
Redemptions and transfers to/from	(174)	(200)
American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	—	—
Redemptions and transfers to/from	(385)	(54)
The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	(1)
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	286	(1,939)
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021

	Years Ended December 31,
	2021	2020
	Units	Units

The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(153)	(1,257)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(792)	3,791
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(193)	(140)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(51)	1,538
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(283)	(465)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	1,455	1,043
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	399	26,641
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(92)	(241)
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(29)	(56)
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1,245)	547
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021

	Years Ended December 31,
	2021	2020
	Units	Units

Lord Abbett Series Fund Mid Cap Stock Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(44)	(4)
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(23)	(1,236)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	—	—
Redemptions and transfers to/from	63	—
T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	—	—
Redemptions and transfers to/from	—	(283)
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	4	(148)
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1)	(1)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(25)	(3)
Vanguard Variable Insurance Funds Total Bond Market Index
Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	(32)
Vanguard Variable Insurance Funds Total Stock Market Index
Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(37)	(48)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	(307)
		(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021
6.    Financial Highlights
The Company sells two different products which have unique combinations of features and fees that are charged against the contract holder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2021, 2020, 2019, 2018 and 2017, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

BNY Mellon Investment Portfolios
Stock Index Fund
2021	4,735	$34.05	$42.69	$200,408	1.13%	1.25%	2.00%	25.87%	26.82%
2020	5,231	26.90	33.83	174,589	1.60	1.25	2.00	15.67	16.54
2019	4,961	23.13	29.18	142,117	1.73	1.25	2.00	28.59	29.55
2018	5,012	17.89	22.63	110,849	1.65	1.25	2.00	(6.53)	(5.83)
2017	5,107	19.03	24.16	119,978	1.72	1.25	2.00	19.14	20.03
Small Cap Stock Index Portfolio
2021	70	38.14	39.76	2,799	0.65	1.25	2.00	23.65	23.96
2020	122	30.84	32.08	3,838	1.03	1.25	2.00	8.44	8.71
2019	168	28.44	29.51	4,842	0.86	1.25	2.00	19.79	20.09
2018	168	23.74	24.57	4,044	0.82	1.25	2.00	(10.79)	(10.56)
2017	243	26.61	27.47	6,598	0.65	1.25	2.00	10.18	10.46
Invesco Variable Investment Funds
High Yield Fund
2021	1,181	20.27	22.53	25,210	4.74	1.25	2.00	2.32	3.09
2020	1,172	19.81	21.86	24,307	6.03	1.25	2.00	1.27	2.03
2019	1,196	19.56	21.42	24,371	6.19	1.25	2.00	11.26	12.10
2018	1,721	17.58	19.11	31,380	4.69	1.25	2.00	(5.28)	(4.56)
2017	1,999	18.56	20.02	38,378	3.08	1.25	2.00	4.20	4.98
Van Kampen V.I. Mid-Cap Growth Fund *
2021	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
2019	187	24.91	25.84	4,808	—	1.75	2.00	31.68	32.01
2018	187	18.91	19.57	3,649	—	1.75	2.00	(7.46)	(7.23)
2017	333	20.44	21.10	7,022	—	1.75	2.00	20.07	20.37
Core Equity Fund
2021	9,705	29.34	32.15	294,038	0.67	1.25	2.00	25.21	26.15
2020	9,921	23.31	25.62	238,337	1.40	1.25	2.00	11.59	12.43
2019	12,008	20.77	22.90	256,627	0.96	1.25	2.00	26.41	27.36
2018	12,053	16.34	18.07	202,273	0.93	1.25	2.00	(11.20)	(10.53)
2017	11,642	18.30	20.30	218,578	1.05	1.25	2.00	10.94	11.77
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio
2021	5,569	29.77	55.16	305,455	0.05	1.25	2.00	17.50	18.38
2020	5,608	25.34	46.59	259,805	0.19	1.25	2.00	4.64	5.43
2019	5,523	24.22	44.19	242,683	—	1.25	2.00	27.35	28.31
2018	5,946	19.01	34.44	198,738	0.02	1.25	2.00	(14.97)	(14.32)
2017	4,836	22.36	40.20	184,199	0.36	1.25	2.00	11.70	12.53
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
2021	1,224	$28.20	$34.30	$40,664	1.07%	1.25%	2.00%	21.20%	22.12%
2020	1,398	23.14	28.09	38,033	1.94	1.25	2.00	9.59	10.42
2019	1,598	21.00	25.44	39,377	1.95	1.25	2.00	21.50	22.41
2018	3,179	17.19	20.78	64,126	1.86	1.25	2.00	(8.72)	(8.03)
2017	4,026	18.73	22.60	88,773	2.37	1.25	2.00	18.11	18.99
VP Value Fund
2021	8,430	28.67	47.28	388,985	1.74	1.25	2.00	22.05	22.96
2020	8,815	23.49	38.45	329,488	2.35	1.25	2.00	(1.03)	(0.28)
2019	8,869	23.74	38.56	332,780	2.13	1.25	2.00	24.52	25.46
2018	9,209	19.06	30.73	271,706	1.74	1.25	2.00	(10.96)	(10.29)
2017	5,637	21.41	34.26	176,660	1.68	1.25	2.00	6.60	7.40
The Alger Funds
Large Cap Growth Portfolio
2021	805	34.03	50.71	28,620	—	1.25	2.00	9.63	10.45
2020	805	30.87	46.14	25,920	0.19	1.25	2.00	63.72	64.95
2019	806	18.75	28.12	15,724	—	1.25	2.00	24.91	25.85
2018	807	14.93	22.45	12,504	—	1.25	2.00	0.17	0.93
2017	6,643	14.82	22.36	101,702	—	1.25	2.00	25.93	26.87
Mid Cap Growth Portfolio
2021	8,104	39.06	41.17	330,439	—	1.25	2.00	2.14	2.91
2020	7,818	38.03	40.21	309,726	—	1.25	2.00	61.36	62.58
2019	9,757	23.44	24.85	237,766	—	1.25	2.00	27.68	28.64
2018	9,695	18.26	19.42	183,659	—	1.25	2.00	(9.29)	(8.60)
2017	10,384	20.01	21.35	215,235	—	1.25	2.00	27.23	28.18
Capital Appreciation Portfolio
2021	8,415	46.43	75.90	407,884	—	1.25	2.00	16.77	17.65
2020	8,568	39.54	64.84	352,986	—	1.25	2.00	38.94	39.99
2019	9,825	28.30	46.55	289,155	—	1.25	2.00	30.94	31.92
2018	10,128	21.50	35.46	225,942	0.08	1.25	2.00	(2.09)	(1.35)
2017	10,867	21.84	36.13	245,730	0.16	1.25	2.00	28.50	29.46
Fidelity Variable Insurance Products
Overseas Portfolio
2021	19,096	18.56	24.57	370,412	0.33	1.25	2.00	17.03	17.91
2020	19,888	15.77	20.94	327,185	0.23	1.25	2.00	13.04	13.90
2019	16,097	13.88	18.48	232,567	1.56	1.25	2.00	24.98	25.92
2018	16,050	11.04	14.75	184,159	1.53	1.25	2.00	(16.75)	(16.12)
2017	11,276	13.19	17.67	154,902	1.12	1.25	2.00	27.42	28.38
Growth Portfolio
2021	1,343	34.33	53.54	51,124	—	1.25	2.00	20.47	21.38
2020	1,536	28.34	44.33	48,124	0.04	1.25	2.00	40.70	41.76
2019	1,676	20.03	31.43	37,317	0.06	1.25	2.00	31.32	32.31
2018	2,022	15.17	23.87	36,062	0.04	1.25	2.00	(2.41)	(1.68)
2017	2,444	15.46	24.40	46,406	0.08	1.25	2.00	32.16	33.15
Contrafund Portfolio
2021	8,066	47.66	51.81	417,870	0.03	1.25	2.00	24.99	25.93
2020	8,117	38.13	41.14	333,902	0.08	1.25	2.00	27.65	28.61
2019	6,579	29.87	31.99	210,129	0.22	1.25	2.00	28.68	29.64
2018	7,332	23.22	24.67	180,120	0.44	1.25	2.00	(8.50)	(7.81)
2017	5,710	25.37	26.76	152,052	0.71	1.25	2.00	19.19	20.08
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Mid-Cap Portfolio
2021	1,807	$38.92	$40.78	$72,678	0.59%	1.25%	2.00%	23.12%	24.04%
2020	2,090	31.44	33.04	67,802	0.51	1.25	2.00	15.84	16.72
2019	2,555	26.99	28.45	71,026	0.88	1.25	2.00	21.00	21.92
2018	3,178	22.18	23.45	72,893	0.53	1.25	2.00	(16.24)	(15.61)
2017	11,679	26.34	27.93	316,180	0.71	1.25	2.00	18.42	19.31
Investment Grade Bond Portfolio
2021	14,687	14.52	16.36	239,893	2.09	1.25	2.00	(2.57)	(1.84)
2020	13,232	14.90	16.66	220,170	2.33	1.25	2.00	7.22	8.03
2019	12,189	13.90	15.42	187,730	2.64	1.25	2.00	7.50	8.30
2018	13,374	12.93	14.24	190,158	2.45	1.25	2.00	(2.51)	(1.77)
2017	15,061	13.26	14.50	217,672	2.35	1.25	2.00	2.16	2.93
Government Money Market Fund
2021	44,037	8.86	10.00	438,700	0.01	1.25	2.00	(1.97)	(1.23)
2020	43,638	9.03	10.13	440,369	0.28	1.25	2.00	(1.67)	(0.93)
2019	16,997	9.19	10.22	172,590	1.99	1.25	2.00	—	0.75
2018	16,810	9.19	10.15	169,414	1.70	1.25	2.00	(0.37)	0.38
2017	9,671	9.22	10.11	96,667	0.68	1.25	2.00	(1.31)	(0.57)
Janus Henderson Portfolio
Overseas Portfolio
2021	635	28.66	45.90	23,144	1.14	1.25	2.00	11.34	12.17
2020	727	25.74	40.92	22,946	1.27	1.25	2.00	13.99	14.85
2019	968	22.58	35.63	25,442	1.41	1.25	2.00	24.50	25.44
2018	2,056	18.14	28.40	47,106	1.85	1.25	2.00	(16.64)	(16.01)
2017	3,549	21.76	33.81	105,302	0.35	1.25	2.00	28.53	29.50
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio
2021	377	20.95	21.84	7,979	2.87	1.75	2.00	1.23	1.49
2020	406	20.69	21.52	8,481	3.80	1.75	2.00	5.17	5.44
2019	462	19.68	20.41	9,153	2.78	1.75	2.00	11.11	11.39
2018	1,386	17.71	18.33	25,118	3.87	1.75	2.00	(5.93)	(5.69)
2017	1,707	18.83	19.43	32,861	4.09	1.75	2.00	7.06	7.32
Growth & Income Portfolio
2021	10,009	24.99	27.12	270,847	1.04	1.25	2.00	26.47	27.42
2020	11,254	19.76	21.28	238,931	1.74	1.25	2.00	0.66	1.42
2019	10,707	19.63	20.99	224,082	1.54	1.25	2.00	20.07	20.97
2018	12,340	16.35	17.35	213,226	1.38	1.25	2.00	(9.97)	(9.29)
2017	12,736	18.16	19.12	242,588	1.25	1.25	2.00	11.14	11.98
Mid Cap Stock Portfolio
2021	206	23.51	24.51	4,969	0.56	1.75	2.00	26.15	26.47
2020	250	18.64	19.38	4,757	1.14	1.75	2.00	0.46	0.71
2019	254	18.55	19.25	4,797	0.37	1.75	2.00	20.21	20.51
2018	734	15.43	15.97	11,639	0.65	1.75	2.00	(16.73)	(16.52)
2017	804	18.53	19.13	15,282	0.62	1.75	2.00	4.72	4.98
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio
2021	6,390	56.93	59.59	376,140	—	1.25	2.00	15.29	16.16
2020	6,413	49.11	51.56	325,046	—	1.25	2.00	31.61	32.61
2019	7,649	37.11	39.07	292,354	—	1.25	2.00	27.32	28.28
2018	9,264	28.98	30.61	276,767	—	1.25	2.00	(0.11)	0.64
2017	6,046	28.86	30.57	180,026	—	1.25	2.00	33.48	34.48
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Equity Income Portfolio II
2021	268	$25.52	$26.61	$7,060	1.40%	1.75%	2.00%	22.74%	23.05%
2020	205	20.80	21.63	4,426	2.11	1.75	2.00	(1.05)	(0.80)
2019	205	21.02	21.80	4,469	2.08	1.75	2.00	23.55	23.86
2018	205	17.01	17.60	3,615	1.57	1.75	2.00	(11.49)	(11.27)
2017	354	19.22	19.84	7,022	1.53	1.75	2.00	13.45	13.73
Health Sciences Portfolio II
2021	68	84.48	88.07	5,972	—	1.75	2.00	10.60	10.87
2020	68	76.38	79.44	5,393	—	1.75	2.00	26.70	27.02
2019	351	60.28	62.54	21,940	—	1.75	2.00	26.08	26.40
2018	351	47.81	49.48	17,372	—	1.75	2.00	(1.15)	(0.90)
2017	351	48.37	49.93	17,545	—	1.75	2.00	24.79	25.11
Moderate Allocation Portfolio
2021	2,245	25.67	27.45	61,390	0.98	1.25	2.00	7.88	8.70
2020	2,241	24.48	25.25	56,440	1.37	1.25	2.00	12.27	13.11
2019	2,389	21.69	22.33	53,228	1.97	1.25	2.00	17.43	18.31
2018	2,272	18.37	18.87	42,814	1.78	1.25	2.00	(6.97)	(6.26)
2017	2,525	19.64	20.13	50,773	1.51	1.25	2.00	15.09	15.96
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio
2021	200	40.54	42.26	8,458	1.09	1.95	2.20	21.65	21.96
2020	201	33.32	34.65	6,958	1.49	1.95	2.20	15.50	15.79
2019	202	28.85	29.93	6,035	1.48	1.95	2.20	28.03	28.35
2018	246	22.53	23.32	5,737	1.22	1.95	2.20	(11.31)	(11.09)
2017	301	25.41	26.23	7,894	1.17	1.95	2.20	16.50	16.79
Real Estate Index Portfolio
2021	240	30.03	31.31	7,402	2.14	1.95	2.20	37.16	37.50
2020	265	21.89	22.77	5,948	2.51	1.95	2.20	(6.93)	(6.70)
2019	268	23.52	24.40	6,447	2.04	1.95	2.20	26.00	26.32
2018	1,037	18.67	19.32	19,928	3.33	1.95	2.20	(7.42)	(7.19)
2017	1,347	20.16	20.81	27,919	2.47	1.95	2.20	2.50	2.76
Total Bond Market Index Portfolio
2021	154	13.16	13.72	2,027	2.16	1.95	2.20	(3.86)	(3.61)
2020	154	13.69	14.24	2,100	2.66	1.95	2.20	5.24	5.50
2019	186	13.01	13.49	2,416	1.59	1.95	2.20	6.31	6.58
2018	1,075	12.24	12.66	13,522	2.51	1.95	2.20	(2.31)	(2.07)
2017	1,311	12.53	12.93	16,846	2.44	1.95	2.20	1.24	1.49
Total Stock Market Index Portfolio
2021	395	40.12	41.83	16,333	1.24	1.95	2.20	22.91	23.21
2020	432	32.64	33.95	14,466	1.57	1.95	2.20	17.93	18.22
2019	480	27.68	28.72	13,582	1.65	1.95	2.20	27.91	28.23
2018	583	21.64	22.39	12,884	1.62	1.95	2.20	(7.41)	(7.18)
2017	649	23.37	24.12	15,447	1.96	1.95	2.20	18.34	18.64
Capital Growth Portfolio
2021	—	52.71	54.96	4	—	1.95	2.20	18.90	19.20
2020	—	44.34	46.11	3	3.85	1.95	2.20	14.91	15.20
2019	307	38.58	40.03	12,296	1.09	1.95	2.20	23.75	24.06
2018	308	31.18	32.26	9,918	0.92	1.95	2.20	(3.34)	(3.10)
2017	447	32.26	33.29	14,882	1.15	1.95	2.20	26.04	26.35
								(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2021
(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2022, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2021 that require disclosure or adjustment to the financial statements at that date or for the period ended.